Operating assets and liabilities - Intangible assets and property, plant and equipment - Property, plant and equipment - Depreciation and impairment losses (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation for the year	kr 6,033	kr 5,455	kr 4,954
Impairment losses for the year	1,049	710	49
Cost of goods sold
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation for the year	3,799	3,522	3,205
Impairment losses for the year	962	446	24
Sales and distribution costs
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation for the year	487	500	423
Impairment losses for the year	9	4	1
Research and development costs
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation for the year	1,120	1,053	898
Impairment losses for the year	78	260	24
Administrative costs
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation for the year	554	354	408
Other operating income and expenses
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation for the year	73	26	20
Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation for the year	1,500	1,251	1,052
Impairment losses for the year	kr 9	kr 0	kr 0